UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/06

Check here if Amendment [ ]; Amendment        Number: ___
This Amendment (Check only one.):             [ ]is a restatement.
                                              [ ]adds new holdings
                                              entries.
Institutional Investment Manager Filing       this Report:

Name:        Robshaw & Julian Associates, Inc.

Address:     6255 Sheridan Drive, Suite 400,
             Williamsville, New York  14221


Form 13F File Number: 28- 7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James P. Julian
Title:    Vice President
Phone:    716-633-6555

Signature, Place, and Date of Signing:

James P. Julian            Williamsville, New York                  5/3/06

  [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

Form 13F File Number     Name

28-_7320                 Robshaw & Julian Associates, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:   $137,590,896


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103  8246651  237109          x       none        x      0    0
WYETH                          COMMON           983024100  7053838  145380          x       none        x      0    0
PEPSICO INC                    COMMON           713448108  5774955   99930          x       none        x      0    0
WAL MART STORES INC            COMMON           931142103  5449701  115362          x       none        x      0    0
SYSCO CORP                     COMMON           871829107  5372093  167616          x       none        x      0    0
BP                             COMMON           556221074  5292869   76775          x       none        x      0    0
FANNIE MAE                     COMMON           313586109  5119954   99610          x       none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   5086485   76963          x       none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  5032781   86817          x       none        x      0    0
SUNCOR                         COMMON           867229106  4827229   62675          x       none        x      0    0
AFLAC INC                      COMMON           1055102    4818665  106773          x       none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109  4812797   83512          x       none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  4412000   80000          x       none        x      0    0
MEDTRONIC                      COMMON           585055106  4372366   86155          x       none        x      0    0
DENTSPLY                       COMMON           249030107  4298506   73921          x       none        x      0    0
UNITED PARCEL                  COMMON           911312106  4266675   53750          x       none        x      0    0
PFIZER                         COMMON           717081103  3902821  156614          x       none        x      0    0
TEVA                           COMMON           881624209  3823563   92850          x       none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  3645396   23225          x       none        x      0    0
ALTRIA                         COMMON           02209s103  3597846   50774          x       none        x      0    0
INTEL CORP                     COMMON           458140100  3573926  183655          x       none        x      0    0
MICROSOFT                      COMMON           594918104  3283485  120672          x       none        x      0    0
EXXON CORP                     COMMON           302290101  3278772   53874          x       none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  3147816   79975          x       none        x      0    0
CISCO                          COMMON           17275R102  3142432  145013          x       none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109  3133927   32540          x       none        x      0    0
STRYKER                        COMMON           863667101  2683679   60525          x       none        x      0    0
DONALDSON                      COMMON           257651109  2566418   75952          x       none        x      0    0
MC CORMICK                     COMMON           579780206  2476013   73125          x       none        x      0    0
VANGUARD EMERGING MARKETS      COMMON           922042858  1971304   29300          x       none        x      0    0
VIPERS
SLM                            COMMON           78442P106  1647797   31725          x       none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1301042   31245          x       none        x      0    0
POWERSHARES DYNAMIC BIOTECH &  COMMON           73935X856  1142919   63425          x       none        x      0    0
GENOME
3M                             COMMON           88579Y101  1059660   14000          x       none        x      0    0
COCA COLA CO.                  COMMON           191216100   879270   21000          x       none        x      0    0
KIMBERLY CLARK                 COMMON           494368103   838100   14500          x       none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   702754   16649          x       none        x      0    0
BRISTOL MYERS                  COMMON           110122108   422308   17160          x       none        x      0    0
BELLSOUTH                      COMMON           79860102    380596   10984          x       none        x      0    0
M&T                            COMMON           55261F104   273936    2400          x       none        x      0    0
WELLS FARGO                    COMMON           949746101   255480    4000          x       none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   222075    3750          x       none        x      0    0